Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue, net	$ 99	$ 654	$ 231	$ 3,392	$ 3,276	$ 1,536
Cost of revenues	(392)	(83)	(704)	(560)	(1,488)	(6,964)
Gross profit (loss)	(293)	571	(473)	2,832	1,788	(5,428)
Income from grants	1	424	43	1,262	887	1,582
Administrative and selling expenses					(14,318)	(28,825)
Other income/(expenses), net	7	1	14	2	29	207
Operating loss from discontinued operations	(2,925)	2,673	(5,863)	(1,692)	(18,369)	(50,713)
Loss before income taxes from discontinued operations	(3,797)	(10,213)	(7,070)	(19,684)	(30,069)	(50,984)
Income tax benefits (provisions)	0	0	(1)	55	55	82
Comprehensive loss from discontinued operations	(4,897)	(11,223)	(8,677)	(20,651)	(40,419)	(71,127)
Current assets of discontinued operations:
Cash and cash equivalents	75		75		381	3,200
Accounts receivable, net	67		67		962	63
Contract assets	617		617		623	9
Inventories					8	195
Prepaid expenses and Other current assets	755		755		719	838
Total current assets of discontinued operations	1,514		1,514		2,693	8,835
Non-current assets:
Property and equipment, net	4,545		4,545		4,638	20,833
Right-of-use assets	214		214		274	3,157
Other non-current assets	318		318		317	242
Total non-current assets of discontinued operations	5,176		5,176		5,314	25,902
Total assets of discontinued operations	6,690		6,690		8,007	34,737
Current liabilities of discontinued operations:
Trade and other payables	18,883		18,883		16,730	3,996
Deferred income from grants, current	1,478		1,478		396	523
Contract liabilities	3,718		3,718		3,187	414
Other current liabilities	3,101		3,101		2,210	1,035
Operating lease liabilities	151		151		89	2,138
Total current liabilities of discontinued operations	29,362		29,362		28,772	11,913
Non-current liabilities of discontinued operations:
Other long-term liabilities	5,923		5,923		1	1
Total non-current liabilities of discontinued operations	6,750		6,750		530	9,376
Total liabilities of discontinued operations	36,112		36,112		29,302	21,289
Research and development expenses	(342)	(695)	(698)	(2,110)	(3,225)	(7,567)
Amortization of intangible assets	(7)	(1)	(14)	(2)	(29)	(207)
Credit loss – customer contracts	(328)		(515)		(3,617)	(1,048)
Impairment losses
Finance income / (expenses), net	(325)	(54)	(569)	(286)	(535)	104
Foreign exchange gains / (losses), net	293	(156)	394	(165)	(272)	101
Income (loss) from discontinued operations		(1,060)		(1,000)	(10,980)	(20,495)
Other income / (expenses), net		2	2	6	7	(870)
Net loss (Unaudited)	(3,797)	(11,273)	(7,071)	(20,629)	(40,994)	(71,397)
Discontinued Operations [Member]
Revenue, net		151		864	728	3,323
Cost of revenues		(72)		(614)	(716)	(11,322)
Gross profit (loss)		79		250	12	(7,999)
Income from grants		253		852	310	922
Research and development expenses		(2,892)		(2,892)
Administrative and selling expenses		(8,747)		(9,456)	(4,311)	(3,643)
Other income/(expenses), net		10,247		10,246		435
Operating loss from discontinued operations		(1,060)		(1,000)	(3,847)	(19,628)
Loss before income taxes from discontinued operations					(10,980)	(19,694)
Income tax benefits (provisions)		(1,060)		(1,000)		(801)
Other comprehensive income/(loss)				35	(83)	380
Comprehensive loss from discontinued operations		(1,060)		(965)	(11,063)	(20,115)
Current assets of discontinued operations:
Cash and cash equivalents						362
Accounts receivable, net						128
Contract assets						12
Inventories						2,512
Prepaid expenses and Other current assets						1,416
Total current assets of discontinued operations						4,430
Non-current assets:
Property and equipment, net						716
Right-of-use assets						59
Other non-current assets						66
Total non-current assets of discontinued operations						841
Total assets of discontinued operations						5,271
Current liabilities of discontinued operations:
Trade and other payables						1,091
Deferred income from grants, current						7
Contract liabilities						1,601
Other current liabilities						881
Operating lease liabilities						48
Total current liabilities of discontinued operations						3,628
Non-current liabilities of discontinued operations:
Long-term operating lease liabilities						12
Other long-term liabilities						683
Total non-current liabilities of discontinued operations						695
Total liabilities of discontinued operations						4,323
Research and development expenses						(4,546)
Amortization of intangible assets		$ (10,247)		$ (10,246)		(435)
Credit loss – customer contracts						222
Impairment losses					142	(3,705)
Finance income / (expenses), net						(29)
Foreign exchange gains / (losses), net					(1,597)	(4)
Income (loss) from discontinued operations					(5,536)
Other income / (expenses), net						(33)
Net loss (Unaudited)					$ (10,980)	$ (20,495)